Share-Based Compensation (Details 1)	29 Months Ended
Jun. 30, 2012
Number of Shares Unvested, Beginning	0
Number of Shares Granted	60,000
Number of Shares Vested	(34,700)
Number of Shares Canceled	0
Number of Shares Unvested, Ending	25,300